                                AIM SECTOR FUNDS

                                 AIM ENERGY FUND
                           AIM FINANCIAL SERVICES FUND
                         AIM GOLD & PRECIOUS METALS FUND
                                AIM LEISURE FUND
                               AIM TECHNOLOGY FUND
                               AIM UTILITIES FUND

                         Supplement dated August 1, 2006
         to the Statement of Additional Information dated July 31, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix D in the Statement of Additional
Information:

                                    TRUSTEE
                                    AND/OR
   "NAME, YEAR OF BIRTH AND         OFFICER                                                          OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST      SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           HELD BY TRUSTEE
-------------------------------     -------       -------------------------------------------        --------------------

INTERESTED PERSONS

Robert H. Graham(1) -- 1946         2003     Director and Chairman, A I M Management                 None"
Trustee and Vice Chair                       Group Inc. (financial services holding
                                             company); Director and Vice Chairman,
                                             AMVESCAP PLC; Chairman, AMVESCAP PLC -- AIM
                                             Division (parent of AIM and a global
                                             investment management firm); and Trustee and
                                             Vice Chair of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: President and Chief Executive
                                             Officer, A I M Management Group Inc.;
                                             Director, Chairman and President, A I M
                                             Advisors, Inc. (registered investment
                                             advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered
                                             investment advisor), A I M Distributors,
                                             Inc. (registered broker dealer), AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); Chief Executive
                                             Officer, AMVESCAP PLC -- Managed Products;
                                             and President and Principal Executive
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--

----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.



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

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954         2006     Director, Chief Executive Officer and                   None"
President and Principal                      President, A I M Management Group Inc., AIM
Executive Officer                            Mutual Fund Dealer Inc., AIM Funds
                                             Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors,
                                             Inc., INVESCO Funds Group, Inc. and AIM GP
                                             Canada Inc.; Director, A I M Capital
                                             Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment
                                             Services, Inc., Fund Management Company and
                                             INVESCO Distributors, Inc.; Director,
                                             President and Chairman, AVZ Callco Inc.,
                                             AMVESCAP Inc. and AIM Canada Holdings Inc.;
                                             Director and Chief Executive Officer, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and President and
                                             Principal Executive Officer of The AIM
                                             Family of Funds--Registered Trademark--

                                             Formerly: Chairman, AIM Canada Holdings,
                                             Inc.; Executive Vice President and Chief
                                             Operations Officer, AIM Funds Management
                                             Inc.; President, AIM Trimark Global Fund
                                             Inc. and AIM Trimark Canada Fund Inc.; and
                                             Director, Trimark Trust


----------

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.



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